Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2023
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Interest expense	26,252	10,986	51,340	20,847
Less: Interest capitalized	(1,166)	(270)	(2,090)	(498)
Interest expense, net	25,086	10,716	49,250	20,349
Bunkers swap, put and call options cash settlements	—	—	—	(9,912)
Amortization of deferred finance costs	874	756	2,083	1,992
Bank charges	67	81	136	85
Discount of long-term receivables	—	—	—	350
Amortization of deferred gain on termination of financial instruments	(1,313)	—	(2,611)	—
Interest expense on redeemable preferred shares	663	—	663	—
Change in fair value of non-hedging financial instruments	(1,043)	(561)	(673)	1,428
Net total	24,334	10,992	48,848	14,292